UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21745
Investment Company Act File Number
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.9%

Security	Shares	Value
Aerospace & Defense — 1.1%
European Aeronautic Defence & Space Co.(1)	56,122	$1,400,500
General Dynamics Corp.	43,377	2,724,509
Honeywell International, Inc.	59,872	2,630,776
Raytheon Co.	87,133	3,982,849
Rockwell Collins, Inc.	25,533	1,487,297
Rolls-Royce Group PLC(1)	272,487	2,587,909

		$14,813,840

Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	69,963	$4,891,813
Deutsche Post AG	82,457	1,495,171
Expeditors International of Washington, Inc.	93,806	4,336,651

		$10,723,635

Airlines — 0.1%
British Airways PLC(1)	483,403	$1,845,512

		$1,845,512

Auto Components — 0.6%
Aisin Seiki Co., Ltd.	10,200	$319,201
Compagnie Generale des Etablissements Michelin	26,277	2,003,763
Cooper Tire & Rubber Co.	23,193	455,279
Dana Holding Corp.(1)	34,606	426,346
Denso Corp.	71,300	2,118,170
Goodyear Tire & Rubber Co. (The)(1)	31,887	342,785
Johnson Controls, Inc.	90,328	2,755,004
Toyota Boshoku Corp.	11,900	198,463
Toyota Industries Corp.	8,600	230,247

		$8,849,258

Automobiles — 1.3%
Daimler AG(1)	132,059	$8,357,511
Ford Motor Co.(1)	75,528	924,463
Honda Motor Co., Ltd.	108,000	3,843,084
Isuzu Motors, Ltd.	129,000	499,079
Mazda Motor Corp.	194,000	468,823
Suzuki Motor Corp.	52,800	1,112,905
Toyota Motor Corp.	50,407	1,806,621
Yamaha Motor Co., Ltd.(1)	41,200	620,108

		$17,632,594

Beverages — 1.4%
Anheuser-Busch InBev NV	50,470	$2,971,131
Coca-Cola Co. (The)	86,770	5,077,780
Coca-Cola West Co., Ltd.	26,200	442,783
Constellation Brands, Inc., Class A(1)	33,994	601,354
Heineken Holding NV	24,773	1,085,501
Heineken NV	30,199	1,566,493
Kirin Holdings Co., Ltd.	90,000	1,281,227
PepsiCo, Inc.	78,946	5,245,172
Pernod-Ricard SA	11,862	992,303
Sapporo Holdings, Ltd.	128,000	601,549

		$19,865,293

Biotechnology — 2.1%
Amgen, Inc.(1)	157,723	$8,692,115
Biogen Idec, Inc.(1)	73,963	4,150,804

Security	Shares	Value
BioMarin Pharmaceutical, Inc.(1)	19,589	$437,814
Celgene Corp.(1)	124,687	7,183,218
Gilead Sciences, Inc.(1)	195,084	6,946,941
Martek Biosciences Corp.(1)	33,316	753,941
Regeneron Pharmaceuticals, Inc.(1)	23,758	650,969

		$28,815,802

Building Products — 0.4%
Asahi Glass Co., Ltd.	113,776	$1,160,361
Compagnie de Saint-Gobain	34,270	1,531,396
Daikin Industries, Ltd.	67,600	2,543,893
Masco Corp.	59,062	650,272

		$5,885,922

Capital Markets — 1.6%
Affiliated Managers Group, Inc.(1)	5,077	$396,057
Artio Global Investors, Inc.	28,136	430,481
Bank of New York Mellon Corp. (The)	54,215	1,416,638
Charles Schwab Corp. (The)	66,662	926,602
Deutsche Bank AG	74,955	4,103,406
Duff & Phelps Corp., Class A	30,762	414,364
Franklin Resources, Inc.	25,684	2,745,620
GAM Holding Ltd.(1)	58,376	886,805
Goldman Sachs Group, Inc. (The)	20,456	2,957,528
ICAP PLC	178,286	1,208,931
Julius Baer Group, Ltd.	76,144	2,773,754
Man Group PLC	355,866	1,226,167
Matsui Securities Co., Ltd.	66,800	374,096
Mediobanca SpA(1)	87,467	815,510
Mizuho Securities Co., Ltd.	105,000	240,152
SBI Holdings, Inc.	1,116	139,929
State Street Corp.	11,567	435,613

		$21,491,653

Chemicals — 1.6%
Air Products and Chemicals, Inc.	37,115	$3,073,864
Akzo Nobel NV	18,556	1,144,214
Daicel Chemical Industries, Ltd.	57,000	384,122
Dow Chemical Co. (The)	80,264	2,204,049
Eastman Chemical Co.	11,375	841,750
Hitachi Chemical Co., Ltd.	16,800	314,053
Johnson Matthey PLC	85,911	2,378,382
Kaneka Corp.	57,000	342,856
Linde AG	19,853	2,582,333
Mitsubishi Gas Chemical Co., Inc.	89,000	517,693
Monsanto Co.	29,335	1,406,027
Nitto Denko Corp.	5,900	231,172
Shin-Etsu Chemical Co., Ltd.	58,200	2,839,994
Showa Denko KK	346,000	664,543
Sumitomo Chemical Co., Ltd.	199,000	873,599
Toray Industries, Inc.	56,000	312,126
Tosoh Corp.	252,000	680,449
Wacker Chemie AG	4,842	892,822

		$21,684,048

Commercial Banks — 6.1%
Banco Santander Central Hispano SA	1,132,101	$14,368,917
Barclays PLC	1,085,798	5,103,562
BNP Paribas	130,141	9,288,326
Fifth Third Bancorp	152,511	1,834,707
Gunma Bank, Ltd. (The)	124,000	649,386
Hachijuni Bank, Ltd. (The)	89,000	464,990
Hiroshima Bank, Ltd. (The)	87,000	354,904

Security	Shares	Value
HSBC Holdings PLC	1,235,349	$12,496,738
IBERIABANK Corp.	13,247	662,085
Intesa Sanpaolo SpA	1,486,339	4,841,752
Lloyds Banking Group PLC(1)	3,975,334	4,612,009
Mizuho Financial Group, Inc.	401,941	583,042
Natixis(1)	165,993	951,245
PNC Financial Services Group, Inc.	37,644	1,954,100
Regions Financial Corp.	114,022	828,940
Shinsei Bank, Ltd.(1)	214,000	151,514
Societe Generale	94,456	5,461,718
Standard Chartered PLC	220,000	6,317,186
Sterling Bancshares, Inc.	108,059	580,277
Sumitomo Mitsui Financial Group, Inc.	13,208	384,906
UniCredit SpA	2,422,488	6,203,766
Wells Fargo & Co.	245,542	6,170,470

		$84,264,540

Commercial Services & Supplies — 0.8%
Avery Dennison Corp.	23,372	$867,569
Edenred(1)	26,214	519,247
Republic Services, Inc.	11,947	364,264
SECOM Co., Ltd.	63,000	2,845,423
Serco Group PLC	156,826	1,515,925
Waste Management, Inc.	120,185	4,295,412

		$10,407,840

Communications Equipment — 3.6%
Alcatel-Lucent(1)	664,187	$2,244,518
Brocade Communications Systems, Inc.(1)	67,859	396,297
Cisco Systems, Inc.(1)	686,287	15,029,685
Nokia Oyj	684,910	6,880,577
QUALCOMM, Inc.	425,828	19,213,359
Research In Motion, Ltd.(1)	98,383	4,790,268
Riverbed Technology, Inc.(1)	25,779	1,175,007

		$49,729,711

Computers & Peripherals — 6.9%
Apple, Inc.(1)	260,719	$73,979,016
Dell, Inc.(1)	321,011	4,160,303
Hewlett-Packard Co.	140,078	5,893,081
International Business Machines Corp.	76,613	10,276,868
NEC Corp.	273,000	725,925

		$95,035,193

Construction & Engineering — 0.4%
Bouygues SA	19,011	$819,059
Chiyoda Corp.	69,000	565,716
Ferrovial SA	95,985	900,194
Fluor Corp.	9,129	452,159
Hochtief AG	11,977	1,037,012
JGC Corp.	71,000	1,236,632

		$5,010,772

Construction Materials — 0.2%
Imerys SA	22,993	$1,377,970
Lafarge SA	22,039	1,261,547
Vulcan Materials Co.	16,770	619,148

		$3,258,665

Security	Shares	Value
Consumer Finance — 0.2%
American Express Co.	45,990	$1,932,960
ORIX Corp.	4,130	316,102
SLM Corp.(1)	74,106	855,924

		$3,104,986

Containers & Packaging — 0.1%
Sealed Air Corp.	14,782	$332,299
Toyo Seikan Kaisha, Ltd.	51,400	924,544

		$1,256,843

Distributors — 0.3%
Canon Marketing Japan, Inc.	14,600	$200,967
Genuine Parts Co.	56,294	2,510,149
LKQ Corp.(1)	56,742	1,180,234

		$3,891,350

Diversified Financial Services — 1.6%
Bank of America Corp.	485,348	$6,362,912
Citigroup, Inc.(1)	830,235	3,237,917
CME Group, Inc.	2,654	691,234
Compagnie Nationale a Portefeuille	17,116	894,623
Criteria Caixacorp SA	267,829	1,408,264
Deutsche Boerse AG	36,045	2,405,228
JPMorgan Chase & Co.	154,746	5,891,180
Moody’s Corp.	18,539	463,104

		$21,354,462

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	258,166	$7,383,548
Deutsche Telekom AG	325,887	4,458,913
France Telecom SA	222,265	4,807,229
Frontier Communications Corp.	295,887	2,417,397
Telefonica SA	512,662	12,724,843
Verizon Communications, Inc.	168,710	5,498,259
Windstream Corp.	133,199	1,637,016

		$38,927,205

Electric Utilities — 1.6%
Duke Energy Corp.	144,296	$2,555,482
E.ON AG	274,138	8,084,715
EDF SA	41,600	1,795,721
Edison International	51,169	1,759,702
Enel SpA	692,425	3,701,483
Hokkaido Electric Power Co., Inc.	13,500	268,946
Iberdrola SA	494,257	3,811,261
Kyushu Electric Power Co., Inc.	7,400	169,006
Shikoku Electric Power Co., Inc.	8,200	235,506

		$22,381,822

Electrical Equipment — 1.1%
ABB, Ltd.(1)	422,425	$8,919,490
Cooper Industries PLC, Class A	21,762	1,064,815
First Solar, Inc.(1)	14,857	2,189,179
Fujikura, Ltd.	87,000	434,818
GS Yuasa Corp.	82,000	577,026
Legrand SA	47,726	1,614,888

		$14,800,216

Electronic Equipment, Instruments & Components — 0.9%
Alps Electric Co., Ltd.	82,200	$675,289
Corning, Inc.	39,985	730,926
Keyence Corp.	1,110	242,054
Kyocera Corp.	60,334	5,707,741

Security	Shares	Value
Mabuchi Motor Co., Ltd.	5,000	$256,052
Nippon Electric Glass Co., Ltd.	21,000	287,049
Omron Corp.	16,500	377,235
TDK Corp.	63,500	3,548,371
Yaskawa Electric Corp.	27,000	217,976

		$12,042,693

Energy Equipment & Services — 0.7%
CARBO Ceramics, Inc.	4,333	$350,973
CGGVeritas(1)	31,600	693,197
Halliburton Co.	130,037	4,300,324
Schlumberger, Ltd.	62,861	3,872,866
Transocean, Ltd.(1)	806	51,818

		$9,269,178

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	172,603	$5,431,816
Koninklijke Ahold NV	134,328	1,812,999
Kroger Co. (The)	52,231	1,131,323
Metro AG	26,403	1,718,081
Safeway, Inc.	20,063	424,533
Seven & I Holdings Co., Ltd.	72,300	1,695,518
Sysco Corp.	78,426	2,236,710
UNY Co., Ltd.	64,000	506,797
Wal-Mart Stores, Inc.	148,427	7,943,813

		$22,901,590

Food Products — 2.9%
Campbell Soup Co.	17,968	$642,356
ConAgra Foods, Inc.	77,043	1,690,323
Green Mountain Coffee Roasters, Inc.(1)	12,869	401,384
H.J. Heinz Co.	59,510	2,818,989
Kraft Foods, Inc., Class A	88,500	2,731,110
Nestle SA	474,265	25,281,830
Nissin Foods Holdings Co., Ltd.	11,700	423,195
Toyo Suisan Kaisha, Ltd.	15,000	309,197
Unilever NV	173,549	5,197,087
Yakult Honsha Co., Ltd.	19,700	609,549

		$40,105,020

Gas Utilities — 0.1%
Gas Natural SDG SA	45,614	$681,424
Snam Rete Gas SpA	175,073	887,976

		$1,569,400

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(1)	216,231	$1,325,496
Covidien PLC	51,806	2,082,083
Edwards Lifesciences Corp.(1)	14,052	942,187
Hologic, Inc.(1)	76,941	1,231,825
Immucor, Inc.(1)	15,993	317,141
Medtronic, Inc.	82,663	2,775,824
Nobel Biocare Holding AG	39,100	703,016
Olympus Corp.	54,000	1,416,097
Terumo Corp.	60,000	3,185,305

		$13,978,974

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	43,561	$1,335,580
DaVita, Inc.(1)	20,889	1,441,968
Laboratory Corp. of America Holdings(1)	21,385	1,677,225
Lincare Holdings, Inc.	66,361	1,664,997
McKesson Corp.	35,956	2,221,362

Security	Shares	Value
Medco Health Solutions, Inc.(1)	28,789	$1,498,755
UnitedHealth Group, Inc.	69,253	2,431,473
VCA Antech, Inc.(1)	80,451	1,696,712

		$13,968,072

Hotels, Restaurants & Leisure — 1.4%
Accor SA	26,214	$958,360
Bally Technologies, Inc.(1)	11,183	390,846
Carnival Corp.	69,217	2,644,782
International Game Technology	42,344	611,871
Marriott International, Inc., Class A	46,233	1,656,528
McDonald’s Corp.	89,263	6,650,986
Wynn Resorts, Ltd.	27,627	2,397,195
Yum! Brands, Inc.	83,058	3,825,651

		$19,136,219

Household Durables — 0.6%
Casio Computer Co., Ltd.	85,000	$632,157
Makita Corp.	6,700	212,893
Ryland Group, Inc.	18,520	331,878
Sekisui Chemical Co., Ltd.	61,000	369,881
Sharp Corp.	73,000	727,665
Sony Corp.	72,600	2,241,281
Stanley Black & Decker, Inc.	48,688	2,983,601
Whirlpool Corp.	9,068	734,145

		$8,233,501

Household Products — 1.3%
Clorox Co. (The)	30,648	$2,046,061
Colgate-Palmolive Co.	32,678	2,511,631
Henkel AG & Co. KGaA, PFC Shares	20,000	1,074,151
Kao Corp.	97,654	2,382,175
Kimberly-Clark Corp.	27,342	1,778,597
Procter & Gamble Co.	113,401	6,800,658
Reckitt Benckiser Group PLC	16,694	919,463
Uni-Charm Corp.	18,000	725,569

		$18,238,305

Industrial Conglomerates — 1.9%
3M Co.	60,897	$5,280,379
General Electric Co.	372,123	6,046,999
Hankyu Hanshin Holdings, Inc.	38,128	183,415
Siemens AG	126,201	13,312,673
Textron, Inc.	29,211	600,578

		$25,424,044

Insurance — 3.9%
ACE, Ltd.	25,406	$1,479,899
Aflac, Inc.	17,276	893,342
Allianz SE	62,694	7,082,998
American International Group, Inc.(1)	10,335	404,098
AON Corp.	27,082	1,059,177
AXA SA	297,994	5,224,246
Berkshire Hathaway, Inc., Class B(1)	39,000	3,224,520
Chubb Corp.	8,438	480,882
Cincinnati Financial Corp.	115,920	3,344,292
CNP Assurances	56,816	1,055,199
Delta Lloyd NV	38,000	710,421
Genworth Financial, Inc., Class A(1)	46,638	569,916
HCC Insurance Holdings, Inc.	72,068	1,880,254
Mapfre SA	247,314	754,021
Marsh & McLennan Cos., Inc.	94,701	2,284,188
MetLife, Inc.	112,391	4,321,434

Security	Shares	Value
MS&AD Insurance Group Holdings, Inc.	20,500	$471,728
Muenchener Rueckversicherungs-Gesellschaft AG	38,311	5,305,378
PartnerRe, Ltd.	6,301	505,214
Principal Financial Group, Inc.	36,247	939,522
Prudential Financial, Inc.	37,177	2,014,250
Prudential PLC	349,752	3,495,021
Resolution, Ltd.	29,224	112,554
RSA Insurance Group PLC	678,764	1,394,706
Sony Financial Holdings, Inc.	136	442,736
Standard Life PLC	479,801	1,744,787
T & D Holdings, Inc.	53,900	1,125,019
Tryg A/S	15,498	930,653

		$53,250,455

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.(1)	64,528	$10,134,767
Liberty Media Corp. - Interactive, Class A(1)	199,687	2,737,709
Priceline.com, Inc.(1)	13,167	4,586,593

		$17,459,069

Internet Software & Services — 2.8%
Akamai Technologies, Inc.(1)	9,510	$477,212
Baidu, Inc. ADR(1)	53,449	5,484,936
eBay, Inc.(1)	206,059	5,027,840
Google, Inc., Class A(1)	38,170	20,069,404
Monster Worldwide, Inc.(1)	36,048	467,182
United Internet AG	77,776	1,257,094
VeriSign, Inc.(1)	108,496	3,443,663
Yahoo! Inc.(1)	193,189	2,737,488

		$38,964,819

IT Services — 1.4%
CapGemini SA	56,171	$2,820,101
Cognizant Technology Solutions Corp., Class A(1)	91,578	5,904,034
Fidelity National Information Services, Inc.	51,873	1,407,314
Infosys Technologies, Ltd. ADR	69,147	4,654,284
MasterCard, Inc., Class A	5,904	1,322,496
Nomura Research Institute, Ltd.	14,000	263,125
NTT Data Corp.	581	1,836,627
Obic Co., Ltd.	1,080	204,361
Otsuka Corp.	4,200	279,145
Western Union Co.	55,901	987,771

		$19,679,258

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	21,651	$963,686
Nikon Corp.	56,000	1,038,728
Sankyo Co., Ltd.	4,300	227,751

		$2,230,165

Life Sciences Tools & Services — 0.3%
Illumina, Inc.(1)	30,602	$1,505,618
PerkinElmer, Inc.	27,425	634,615
Thermo Fisher Scientific, Inc.(1)	33,544	1,606,087

		$3,746,320

Machinery — 2.1%
AGCO Corp.(1)	23,446	$914,628
Caterpillar, Inc.	35,948	2,828,389
Dover Corp.	15,298	798,709
Eaton Corp.	22,736	1,875,493
Ebara Corp.(1)	104,000	461,801
Fanuc, Ltd.	57,127	7,291,710

Security	Shares	Value
Hitachi Construction Machinery Co., Ltd.	66,900	$1,448,157
IHI Corp.	213,000	407,990
Japan Steel Works, Ltd.	78,000	734,909
Joy Global, Inc.	19,362	1,361,536
Kawasaki Heavy Industries, Ltd.	107,000	304,033
Komatsu, Ltd.	75,400	1,754,105
Kurita Water Industries, Ltd.	7,400	205,791
MAN AG	12,372	1,346,875
Meidensha Corp.	97,000	357,339
Minebea Co., Ltd.	67,127	346,054
NTN Corp.	153,000	659,350
Pall Corp.	30,660	1,276,682
Parker Hannifin Corp.	29,259	2,049,886
SMC Corp.	2,900	382,784
Snap-On, Inc.	15,120	703,231
Sumitomo Heavy Industries, Ltd.	150,000	774,131
Titan International, Inc.	23,159	314,268

		$28,597,851

Marine — 0.1%
Kawasaki Kisen Kaisha, Ltd.	187,000	$702,442
Mitsui O.S.K. Lines, Ltd.	83,000	522,217

		$1,224,659

Media — 2.4%
British Sky Broadcasting Group PLC	447,757	$4,976,035
Comcast Corp., Class A	421,942	7,628,711
Comcast Corp., Special Class A	105,435	1,793,449
DIRECTV, Class A(1)	116,574	4,852,976
Focus Media Holding, Ltd. ADR(1)	10,518	255,587
JC Decaux SA(1)	44,715	1,183,183
McGraw-Hill Cos., Inc. (The)	27,142	897,315
Omnicom Group, Inc.	54,629	2,156,753
Virgin Media, Inc.	100,424	2,311,760
Walt Disney Co. (The)	174,880	5,790,277
Wolters Kluwer NV	45,032	946,368

		$32,792,414

Metals & Mining — 2.9%
AK Steel Holding Corp.	20,960	$289,458
Alcoa, Inc.	118,506	1,435,108
Anglo American PLC	100,152	3,975,462
ArcelorMittal	204,571	6,748,914
BHP Billiton PLC	189,390	6,040,108
Boliden AB	112,900	1,713,555
Cliffs Natural Resources, Inc.	9,184	587,041
Dowa Holdings Co., Ltd.	105,000	625,257
JFE Holdings, Inc.	8,900	272,288
Kobe Steel, Ltd.	216,000	506,727
Mitsubishi Materials Corp.(1)	80,000	230,032
Newmont Mining Corp.	30,985	1,946,168
Pacific Metals Co., Ltd.	62,000	507,013
Rio Tinto PLC	157,703	9,238,778
Sumitomo Metal Industries, Ltd.	112,000	283,111
Sumitomo Metal Mining Co., Ltd.	66,000	1,009,933
United States Steel Corp.	27,078	1,187,100
Xstrata PLC	195,335	3,741,698

		$40,337,751

Multi-Utilities — 1.8%
Centrica PLC	498,444	$2,533,942
CMS Energy Corp.	263,275	4,744,215
Consolidated Edison, Inc.	38,721	1,867,127

Security	Shares	Value
Dominion Resources, Inc.	44,780	$1,955,095
GDF Suez	222,427	7,982,043
NiSource, Inc.	42,420	738,108
Public Service Enterprise Group, Inc.	116,940	3,868,375
RWE AG, PFC Shares	10,079	642,181

		$24,331,086

Multiline Retail — 0.9%
H2O Retailing Corp.	29,000	$181,594
Isetan Mitsukoshi Holdings, Ltd.	71,332	740,217
Kohl’s Corp.(1)	44,325	2,335,041
Marks & Spencer Group PLC	432,844	2,643,911
Nordstrom, Inc.	19,173	713,236
PPR SA	7,380	1,197,329
Sears Holdings Corp.(1)	19,043	1,373,762
Target Corp.	70,056	3,743,793

		$12,928,883

Office Electronics — 0.6%
Brother Industries, Ltd.	22,000	$271,608
Canon, Inc.	78,200	3,652,412
Konica Minolta Holdings, Inc.	70,500	691,010
Ricoh Co., Ltd.	59,000	835,895
Xerox Corp.	208,743	2,160,490

		$7,611,415

Oil, Gas & Consumable Fuels — 6.9%
Anadarko Petroleum Corp.	46,596	$2,658,302
BP PLC	1,728,070	11,823,567
Chesapeake Energy Corp.	11,230	254,359
Chevron Corp.	108,250	8,773,662
ConocoPhillips	104,333	5,991,844
Devon Energy Corp.	8,417	544,917
El Paso Corp.	56,715	702,132
ENI SpA	332,108	7,175,976
Exxon Mobil Corp.	260,620	16,103,710
Goodrich Petroleum Corp.(1)	6,636	96,687
Hess Corp.	20,723	1,225,144
Idemitsu Kosan Co., Ltd.	3,100	265,891
Japan Petroleum Exploration Co.	3,900	147,193
JX Holdings, Inc.	149,600	868,080
Petrohawk Energy Corp.(1)	38,373	619,340
Royal Dutch Shell PLC, Class A	370,230	11,156,793
Royal Dutch Shell PLC, Class B	292,028	8,531,720
SandRidge Energy, Inc.(1)	7,201	40,902
Southwestern Energy Co.(1)	24,167	808,144
Suncor Energy, Inc.	23,244	756,592
Total SA	268,726	13,885,301
Williams Cos., Inc.	118,494	2,264,420

		$94,694,676

Paper & Forest Products — 0.1%
International Paper Co.	16,317	$354,895
OJI Paper Co., Ltd.	76,000	336,563

		$691,458

Personal Products — 0.0%(2)
USANA Health Sciences, Inc.(1)	9,533	$384,752

		$384,752

Pharmaceuticals — 7.4%
Abbott Laboratories	148,126	$7,738,102
Allergan, Inc.	41,914	2,788,538

Security	Shares	Value
Astellas Pharma, Inc.	61,200	$2,214,554
AstraZeneca PLC	149,575	7,592,493
Chugai Pharmaceutical Co., Ltd.	52,900	974,176
Daiichi Sankyo Co., Ltd.	65,900	1,343,246
Eisai Co., Ltd.	61,146	2,139,566
Eli Lilly & Co.	34,545	1,261,929
GlaxoSmithKline PLC	584,116	11,521,621
Hisamitsu Pharmaceutical Co., Inc.	6,800	277,186
Johnson & Johnson	119,421	7,399,325
Medicines Co.(1)	28,661	406,986
Merck & Co., Inc.	177,326	6,527,370
Merck KGaA	9,700	814,539
Mitsubishi Tanabe Pharma Corp.	19,000	309,805
Novartis AG	257,613	14,827,667
Ono Pharmaceutical Co., Ltd.	5,000	218,112
Pfizer, Inc.	502,128	8,621,538
Roche Holding AG	75,396	10,301,508
Sanofi-Aventis	130,640	8,696,151
Shionogi & Co., Ltd.	56,000	1,022,796
Takeda Pharmaceutical Co., Ltd.	39,731	1,826,544
Warner Chilcott PLC, Class A	44,068	988,886
Watson Pharmaceuticals, Inc.(1)	48,108	2,035,450

		$101,848,088

Professional Services — 0.3%
Equifax, Inc.	15,217	$474,770
Manpower, Inc.	24,829	1,296,074
Randstad Holding NV(1)	24,548	1,115,332
Robert Half International, Inc.	59,863	1,556,438

		$4,442,614

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.	19,158	$1,991,091
British Land Co. PLC	195,831	1,432,002
Capital Shopping Centres Group PLC	189,600	1,096,140
Japan Real Estate Investment Corp.	37	336,512
Japan Retail Fund Investment Corp.	200	281,964
Nippon Building Fund, Inc.	40	350,564
Simon Property Group, Inc.	32,545	3,018,223
Unibail-Rodamco SE	11,558	2,566,323

		$11,072,819

Real Estate Management & Development — 0.2%
Capital & Counties Properties PLC(1)	189,600	$390,769
Daito Trust Construction Co., Ltd.	6,300	376,393
Heiwa Real Estate Co., Ltd.	406,000	967,435
NTT Urban Development Corp.	443	372,598

		$2,107,195

Road & Rail — 0.6%
Central Japan Railway Co.	55	$404,981
CSX Corp.	46,494	2,572,048
East Japan Railway Co.	12,600	761,270
Kansas City Southern(1)	46,791	1,750,451
Keio Corp.	139,000	958,144
Kintetsu Corp.	105,000	355,762
Ryder System, Inc.	14,154	605,367
Tobu Railway Co., Ltd.	135,000	779,301

		$8,187,324

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(1)	43,780	$311,276
Advantest Corp.	114,600	2,282,718

Security	Shares	Value
Applied Materials, Inc.	313,048	$3,656,401
Atheros Communications, Inc.(1)	60,993	1,607,166
Broadcom Corp., Class A	138,215	4,891,429
Cirrus Logic, Inc.(1)	62,702	1,118,604
Cree, Inc.(1)	28,924	1,570,284
Cypress Semiconductor Corp.(1)	217,447	2,735,483
Infineon Technologies AG(1)	132,800	919,805
Intel Corp.	672,426	12,930,752
MEMC Electronic Materials, Inc.(1)	57,209	681,931
ON Semiconductor Corp.(1)	53,708	387,235
Shinko Electric Industries	17,200	190,597
Sumco Corp.(1)	14,600	228,168
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,231	925,082
Tessera Technologies, Inc.(1)	21,221	392,588
Tokyo Electron, Ltd.	52,500	2,634,392
Veeco Instruments, Inc.(1)	30,640	1,068,417

		$38,532,328

Software — 4.2%
BMC Software, Inc.(1)	31,383	$1,270,384
Citrix Systems, Inc.(1)	62,346	4,254,491
Compuware Corp.(1)	52,384	446,836
Concur Technologies, Inc.(1)	56,008	2,769,035
Dassault Systemes SA	23,266	1,712,178
Konami Corp.	62,100	1,096,343
Microsoft Corp.	980,983	24,024,274
Oracle Corp.	609,078	16,353,744
Symantec Corp.(1)	199,867	3,031,982
TiVo, Inc.(1)	45,460	411,868
Trend Micro, Inc.	57,397	1,719,044

		$57,090,179

Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	10,682	$420,016
American Eagle Outfitters, Inc.	42,783	640,034
Best Buy Co., Inc.	47,984	1,959,187
Fast Retailing Co., Ltd.	47,700	6,719,268
Gap, Inc. (The)	78,617	1,465,421
Home Depot, Inc.	62,734	1,987,413
Industria de Diseno Textil SA	34,787	2,765,422
Limited Brands, Inc.	36,921	988,744
Office Depot, Inc.(1)	190,264	875,214
Shimamura Co., Ltd.	2,400	223,156
Staples, Inc.	222,003	4,644,303
Tiffany & Co.	26,337	1,237,576
USS Co., Ltd.	3,800	284,251
Yamada Denki Co., Ltd.	5,750	357,080

		$24,567,085

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG	18,804	$1,163,827
Asics Corp.	28,000	285,813
Christian Dior SA	10,660	1,395,030
Coach, Inc.	16,626	714,253
Hanesbrands, Inc.(1)	30,207	781,153
NIKE, Inc., Class B	30,110	2,413,015
Nisshinbo Holdings, Inc.	94,000	942,479
Onward Holdings Co., Ltd.	30,000	235,187
Swatch Group AG, Class B	2,352	886,000

		$8,816,757

Security	Shares	Value
Tobacco — 1.8%
Altria Group, Inc.	83,492	$2,005,478
British American Tobacco PLC	275,025	10,271,009
Imperial Tobacco Group PLC	177,291	5,288,712
Japan Tobacco, Inc.	409	1,362,813
Philip Morris International, Inc.	113,533	6,360,119

		$25,288,131

Trading Companies & Distributors — 0.4%
Marubeni Corp.	170,000	$961,250
Mitsubishi Corp.	85,400	2,029,028
Sumitomo Corp.	96,700	1,246,959
Wolseley PLC(1)	51,754	1,301,213

		$5,538,450

Transportation Infrastructure — 0.1%
ADP	13,565	$1,107,394
Kamigumi Co., Ltd.	46,000	341,602

		$1,448,996

Wireless Telecommunication Services — 2.0%
American Tower Corp., Class A(1)	19,546	$1,001,928
KDDI Corp.	537	2,567,216
MetroPCS Communications, Inc.(1)	45,272	473,545
Millicom International Cellular SA	18,027	1,729,691
Rogers Communications, Inc., Class B	54,576	2,042,780
SoftBank Corp.	173,198	5,667,121
Sprint Nextel Corp.(1)	97,523	451,531
Vodafone Group PLC	5,349,088	13,198,091

		$27,131,903

Total Common Stocks (identified cost $1,250,157,602)		$1,384,895,058

Investment Funds — 0.1%

Security	Shares	Value
Capital Markets — 0.1%
Alliance Trust PLC	154,637	$804,590

Total Investment Funds (identified cost $644,408)		$804,590

Rights — 0.0%(1)(2)

Security	Shares	Value
Auto Components — 0.0%
Compagnie Generale des Etablissements Michelin, Exp. 10/13/10	26,277	$73,364

		$73,364

Diversified Financial Services — 0.0%
Deutsche Bank AG, Exp. 10/5/10	74,955	$362,747

		$362,747

Total Rights (identified cost $0)		$436,111

Total Investments — 101.0% (identified cost $1,250,802,010)		$1,386,135,759

Call Options Written — (2.4)%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
Dow Jones Euro Stoxx 50 Index	68,000	EUR	2,800	10/15/10	$(2,651,249)
FTSE 100 Index	18,500	GBP	5,550	10/15/10	(2,441,178)
NASDAQ 100 Index	785		$1,925	10/16/10	(6,864,825)
NASDAQ 100 Index	770		$1,950	10/16/10	(5,189,800)
Nikkei 225 Index	1,295,000	JPY	9,250	10/8/10	(3,141,322)
S&P 500 Index	3,115		$1,120	10/16/10	(9,796,675)
S&P 500 Index	810		$1,130	10/16/10	(1,980,450)
SMI Index	9,350	CHF	6,450	10/15/10	(311,619)

Total Call Options Written (premiums received $28,220,677)					$(32,377,118)

Other Assets, Less Liabilities — 1.4%					$18,688,823

Net Assets — 100.0%					$1,372,447,464

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	53.2%	$729,418,271
United Kingdom	12.0	164,517,506
Japan	10.5	144,495,363
France	6.2	85,218,329
Germany	5.0	68,417,460
Switzerland	4.8	66,111,787
Spain	2.7	37,414,346
Italy	1.7	23,626,463
Netherlands	1.4	18,851,781
Luxembourg	0.6	8,478,605
Canada	0.6	7,589,640
Finland	0.5	6,880,577
China	0.4	5,740,523
India	0.3	4,654,284
Ireland	0.3	4,135,784
Other Countries, less than 0.3% each	0.8	10,585,040

Total Investments	101.0%	$1,386,135,759

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,251,884,994

Gross unrealized appreciation	$229,997,846
Gross unrealized depreciation	(95,747,081)

Net unrealized appreciation	$134,250,765

Written call options activity for the fiscal year to date ended September 30, 2010 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	1,648,909	$22,380,075
Options written	12,972,110	212,046,376
Options terminated in closing purchase transactions	(6,490,469)	(157,762,149)
Options expired	(6,734,220)	(48,443,625)

Outstanding, end of period	1,396,330	$28,220,677

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $32,377,118.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$101,223,488	$55,100,915		$—	$156,324,403
Consumer Staples	58,263,959	68,519,131		—	126,783,090
Energy	49,416,135	54,547,719		—	103,963,854
Financials	69,989,783	126,656,327		—	196,646,110
Health Care	92,972,874	69,384,382		—	162,357,256
Industrials	60,573,560	76,057,882		—	136,631,442
Information Technology	276,817,365	43,801,358		—	320,618,723
Materials	14,276,907	52,951,858		—	67,228,765
Telecommunication Services	22,635,694	43,423,413		—	66,059,107
Utilities	17,488,104	30,794,204		—	48,282,308

Total Common Stocks	$763,657,869	$621,237,189	*	$—	$1,384,895,058

Investment Funds	$—	$804,590		$—	$804,590
Rights	436,111	—		—	436,111

Total Investments	$764,093,980	$622,041,779		$—	$1,386,135,759

Liability Description

Covered Call Options Written	$(32,377,118)	$—		$—	$(32,377,118)

Total	$(32,377,118)	$—		$—	$(32,377,118)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Rights
Balance as of December 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	(0)
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of September 30, 2010	$—

All Level 3 investments held at December 31, 2009 were valued at $0.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 24, 2010